                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-20635



==========================================================ORBITEX(register mark)
                                                                  GROUP OF FUNDS



                          Supplement dated May 20, 2002
                      to Prospectus dated September 4, 2001

Orbitex Cazenove International Fund is currently not available for purchase.

                                  *************

Class C Shares of Orbitex Energy & Basic Materials Fund are currently not available for purchase.

                                  *************

Class A Shares of Orbitex Amerigo Fund and Class A and Class C Shares of Orbitex Clermont Fund are currently not accepting new and subsequent purchases of shares, with the exception of Dividend Reinvestment.

                                  *************

Class C Shares of Orbitex Amerigo Fund no longer have a front-end load.

                                  *************

Effective July 31, 2002, the "Principal Investment Strategies" of the "Funds at a Glance" section and the "Principal Investments" of the "Fund Details" section for the Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Health & Biotechnology Fund, Orbitex Energy & Basic Materials Fund, Orbitex Financial Services Fund and Orbitex Medical Sciences Fund shall be amended so that the 65% threshold in each Fund's specific securities/industry investment policy shall be increased to 80% (each, an 80% Policy). Each 80% Policy may not be changed without providing fund shareholders with at least 60 days prior written notice.

                                  *************

The fee table information contained in "FUNDS AT A GLANCE - ORBITEX EMERGING TECHNOLOGY FUND" (pg. 13 of the Prospectus) is replaced in its entirety with the following:

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares or Class C Shares of the Orbitex Emerging Technology Fund.

                                                                                CLASS A      CLASS B      CLASS C
                                                                                 SHARES       SHARES       SHARES
                                                                                 ------       ------       ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Sales Charge (Load) Imposed on Purchase (as a %
           of offering price)                                                     5.75%(1)     None         1.00%(7)
         Maximum Deferred Sales Charge (Load) (as a % of lower of
           original purchase price or redemption proceeds)                        None(2)      5.00%(3)     1.00%(4)
         Maximum Sales Charge (Load) Imposed on Reinvested
           Dividends/ Distributions                                               None         None         None
         Redemption Fee (as a % of amount redeemed, if applicable)                None         None         None
         Exchange Fee                                                             None         None         None


                                       1




ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
         Management Fees                                                          1.25%        1.25%        1.25%
         Distribution and/or Service (12b-1) Fees                                 0.40%        1.00%(5)     1.00%(5)
         Other Expenses                                                           2.80%(6)     2.80%(6)     2.80%(6)
                                                                                  -----        -----        ----
         Total Annual Operating Expenses                                          4.45%        5.05%        5.05%
         Fee Waiver and Expense Reimbursement                                     1.95%(8)     1.95%(8)     1.95%(8)
                                                                                  -----        -----        -----
         Net Expenses                                                             2.50%        3.10%        3.10%
                                                                                  =====        =====        =====


1 Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A - Reduced Sales Charge."
2 Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your account - Classes in Detail -Class A - Reduced Sales Charge."
3    The CDSC payable upon redemption of Class B Shares declines over time.
4 The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.
5    Including a 0.25% shareholder servicing fee.
6    Other Expenses are estimated for the current fiscal year.
7    This fee may be waived for certain investors under certain circumstances.
8 The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class A Shares, Class B Shares and Class C Shares do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

EXAMPLE

This example is intended to help you compare the cost of investing in the Orbitex Emerging Technology Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

YEAR                CLASS A                   CLASS B                   CLASS C
----                -------                   -------                   -------
 1                   $  814                    $  813                    $  510
 3                   $1,678                    $1,642                    $1,428
 5                   $2,552                    $2,569                    $2,446
 10                  $4,780                    $4,818                    $4,985

You would pay the following expenses if you did not redeem your shares:

YEAR                CLASS A                   CLASS B                   CLASS C
----                -------                   -------                   -------
 1                   $  814                    $  313                    $  410
 3                   $1,678                    $1,342                    $1,428
 5                   $2,552                    $2,369                    $2,446
 10                  $4,780                    $4,818                    $4,985

                                 *************

The fee table information contained in the "FUNDS AT A GLANCE" - ORBITEX MEDICAL SCIENCES FUND" (pg. 35 of the Prospectus) is replaced in its entirety with the following:

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares or Class C Shares of the Orbitex Medical Sciences Fund.

                                                                                CLASS A      CLASS B      CLASS C
                                                                                 SHARES       SHARES       SHARES
                                                                                 ------       ------       ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Sales Charge (Load) Imposed on Purchase (as a %                  5.75%(1)     None         1.00%(7)
         of offering price)
         Maximum Deferred Sales Charge (Load) (as a % of lower of                 None(2)      5.00%(3)     1.00%(4)
            original purchase price or redemption proceeds)
         Maximum Sales Charge (Load) Imposed on Reinvested                        None         None         None
            Dividends/ Distributions
         Redemption Fee (as a % of amount redeemed, if applicable)                None         None         None
         Exchange Fee                                                             None         None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fees                                                          1.25%        1.25%        1.25%
         Distribution and/or Service (12b-1) Fees                                 0.40%        1.00%(5)     1.00%(5)
         Other Expenses                                                           1.37%(6)     1.37%(6)     1.37%(6)
                                                                                  -----        -----        -----
         Total Annual Operating Expenses                                          3.02%        3.62%        3.62%
         Fee Waiver and Expense Reimbursement                                     0.52%(8)     0.52%(8)     0.52%(8)
                                                                                  -----        -----        -----
         Net Expenses                                                             2.50%        3.10%        3.10%
                                                                                  =====        =====        =====

1 Reduced for purchases of $50,000 or more by certain investors. See "Your Account - Classes in Detail - Class A -Reduced Sales Charge."
2 Purchases of Class A Shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. See "Your Account - Classes in Detail - Class A Reduced Sales Charge."
3    The CDSC payable upon redemption of Class B Shares declines over time.
4 The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.
5    Including a 0.25% shareholder servicing fee.
6    Other Expenses are estimated for the current fiscal year.
7    The fee may be waived for certain investors under certain circumstances.
8 The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class A Shares, Class B Shares and Class C Shares do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the forgoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.

EXAMPLE

This example is intended to help you compare the cost of investing in the Orbitex Medical Sciences Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the

Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


YEAR                    CLASS A                CLASS B                 CLASS C
----                    -------                -------                 -------
 1                       $  814                 $  813                  $  510
 3                       $1,409                 $1,361                  $1,150
 5                       $2,028                 $2,030                  $1,911
 10                      $3,685                 $3,714                  $3,908


You would pay the following expenses if you did not redeem your shares:

YEAR                    CLASS A                CLASS B                 CLASS C
----                    -------                -------                 -------
 1                       $  814                 $  313                  $  410
 3                       $1,409                 $1,061                  $1,150
 5                       $2,028                 $1,830                  $1,911
 10                      $3,685                 $3,714                  $3,908

                                  *************

The fee table information contained in "FUNDS AT A GLANCE- ORBITEX AMERIGO FUND" (pg. 54 of the Prospectus) is replaced in its entirety with the following:

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares or Class N Shares of the Orbitex Amerigo Fund.

                                                                                CLASS C      CLASS N
                                                                                 SHARES       SHARES
                                                                                -------      -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Sales Charge (Load) Imposed on Purchase (as a %                  None         None
           of offering price)
         Maximum Deferred Sales Charge (Load) (as a % of lower of                 1.00%(1)     None
           original purchase price or redemption proceeds)
         Maximum Sales Charge (Load) Imposed on Reinvested                        None         None
           Dividends/ Distributions
         Redemption Fee (as a % of amount redeemed, if applicable)                None         None
         Exchange Fee                                                             None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
         Management Fees                                                          1.00%        1.00%
         Distribution and/or Service (12b-1) Fees                                 1.00%(2)     None
         Other Expenses                                                           0.71%(3)     0.71%(3)
                                                                                  -----        -----
         Total Annual Operating Expenses                                          2.71%        1.71%
         Fee Waiver and Expense Reimbursement                                     0.56%(4)     0.56%(4)
                                                                                  -----        -----
         Net Expenses                                                             2.15%        1.15%
                                                                                  =====        =====

1 The CDSC applies to redemptions of Class C Shares within eighteen months of purchase.
2    Including a 0.25% shareholder servicing fee.
3    Other Expenses are estimated for the current fiscal year.
4 The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class C Shares and Class N Shares do not exceed 2.15% and 1.15%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limits on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of each class of the Fund taking into account any applicable fee waivers and/or reimbursements.


EXAMPLE

This example is intended to help you compare the cost of investing in the Orbitex Amerigo Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

YEAR                                          CLASS C                  CLASS N
----                                          -------                  -------
 1                                            $  218                    $  117
 3                                            $  788                    $  484
 5                                            $1,385                    $  876
 10                                           $3,001                    $1,973

You would pay the following expenses if you did not redeem your shares:

YEAR                                          CLASS C                  CLASS N
----                                          -------                  -------
 1                                            $  218                    $  117
 3                                            $  788                    $  484
 5                                            $1,385                    $  876
 10                                           $3,001                    $1,973

                                  *************

The fee table information contained in "FUNDS AT A GLANCE- ORBITEX CLERMONT FUND
- ANNUAL FUND OPERATING EXPENSES" (pg. 60 of the Prospectus) is replaced in its entirety with the following:

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class N Shares of the Orbitex Clermont Fund.

                                                                      CLASS N
                                                                       SHARES
                                                                      -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Sales Charge (Load) Imposed on Purchase (as a %        None
           of offering price)
         Maximum Deferred Sales Charge (Load) (as a % of lower of       None
           original purchase price or redemption proceeds)
         Maximum Sales Charge (Load) Imposed on Reinvested              None
           Dividends/ Distributions

         Redemption Fee (as a % of amount redeemed, if applicable)      None
         Exchange Fee                                                   None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
         Management Fees                                                1.00%
         Distribution and/or Service (12b-1) Fees                       None
         Other Expenses                                                 1.85%(1)
                                                                        -----
         Total Annual Operating Expenses                                2.85%
         Fee Waiver and Expense Reimbursement                           1.70%(2)
                                                                        -----
         Net Expenses                                                   1.15%
                                                                        =====


1    Other Expenses are estimated for the current fiscal year.
2 The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2002, so that total annual operating expenses of the Class N Shares do not exceed 1.15% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limit. Consequently, the management fees actually charged may in the future be higher than reflected above, if consistent with the limit on total annual operating expenses. The information contained in the table above and the example below reflects the expenses of Class N Shares of the Fund taking into account any applicable fee waivers and/or reimbursements.

EXAMPLE

This example is intended to help you compare the cost of investing in the Orbitex Clermont Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

YEAR                                       CLASS N
----                                       -------
 1                                          $  117
 3                                          $  722
 5                                          $1,353
 10                                         $3,053

You would pay the following expenses if you did not redeem your shares:

YEAR                                       CLASS N
----                                       -------
1                                           $  117
3                                           $  722
5                                           $1,353
10                                          $3,053

                                  *************

The following section is added to the Prospectus at the end of the section captioned "FUND DETAILS - ORBITEX EMERGING TECHNOLOGY FUND" (pg. 67 of the Prospectus):

OTHER PERFORMANCE INFORMATION

The Fund recently commenced operations and does not have a performance record. On October 31, 2001, the Fund acquired substantially all the net assets of the Monument Digital Technology Fund (the "Predecessor Fund"), which was managed by Monument Advisers, Ltd. (the "Monument Adviser"). From May 8, 2001 to October 31, 2001, the Predecessor Fund was sub-advised by Orbitex Management, Inc. The investment objective and strategies of the Predecessor Fund were similar to those of the Fund.

The chart below shows the performance of the Class A Shares of the Predecessor Fund from year to year. The information in the table gives some indication of the risks of an investment in the Fund, which are similar to the risks of an investment in the Predecessor Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The returns in the chart do not include the effect of the Predecessor Fund's front-end sales charge for Class A Shares, but do include the effect of fee waivers and expense reimbursements by the Monument Adviser. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, returns would have been lower than those shown.


              MONUMENT DIGITAL TECHNOLOGY FUND - CLASS A SHARES
              TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31

              [GRAPHIC OMITTED]


300.00%
              271.74%
250.00%
200.00%
150.00%
100.00%
 50.00%
  0.00%
-50.00%
                             -56.88%        -61.60%
-100.00%

                1999          2000           2001*

*Reflects the total return of Class A Shares of the Predecessor Fund from January 1, 2001 through October 31, 2001.


                                  *************


The following section is added to the Prospectus at the end of the section captioned "FUND DETAILS - ORBITEX MEDICAL SCIENCES FUND" (pg. 71 of the Prospectus):


OTHER PERFORMANCE INFORMATION

The Fund recently commenced operations and does not have a performance record. On October 31, 2001, the Fund acquired substantially all the net assets of the Monument Medical Sciences Fund (the "Predecessor Fund"), which was managed by Monument Advisers, Ltd. (the "Monument Adviser"). From May 8, 2001 to October 31, 2001, the Predecessor Fund was sub-advised by Orbitex Management, Inc. The investment objective and strategies of the Predecessor Fund were similar to those of the Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The chart below shows the performance of the Class A Shares of the Predecessor Fund from year to year. The information in the table gives some indication of the risks of an investment in the Fund, which are similar to the risks of an investment in the Predecessor Fund. Past performance of the Predecessor Fund does not necessarily indicate how the Fund will perform in the future.

The returns in the chart do not include the effect of the Predecessor Fund's front-end sales charge for Class A Shares, but do include the effect of fee waivers and expense reimbursements by the Monument Adviser. If the effect of the sales charge were reflected or if the fee waivers and expense reimbursements had not been in effect, the returns would have been lower than those shown.

              MONUMENT MEDICAL SCIENCES FUND - CLASS A SHARES
              TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31

              [GRAPHIC OMITTED]


 80.00%
 70.00%
              66.96%
 60.00%
 50.00%
 40.00%
                           34.15%
 30.00%
 20.00%
 10.00%
  0.00%
-10.00%
-20.00%
                                          -23.52%
-30.00%


*Reflects the total return of Class A Shares of the Predecessor Fund from January 1, 2001 through October 31, 2001.


                                  *************


THE ORBITEX ADVISERONE ASSET ALLOCATION COLLECTION- FUND DETAILS- PORTFOLIO MANAGER (pg. 75 of the Prospectus) is replaced in its entirety with the following:

The Orbitex Amerigo Fund and the Orbitex Clermont Fund are managed by a team of professional money managers led by the Chief Investment Officer of Clarke Lanzen Skalla Investment Firm, Inc., the Investment Adviser to the Funds. The management team offers a combined 30 years experience managing portfolios of mutual funds.

                                  *************

MORE INFORMATION ABOUT RISKS- LITIGATION THAT MAY AFFECT THE ORBITEX FOCUS 30 FUND (pg. 80 of the Prospectus) has the following information added:

On February 8 and June 2, 1999, two suits were filed against Steven H. Adler, a former director and officer of the ASM Index 30 Fund (the "ASM Fund"), the former adviser, Vector Index Advisers, Inc., the former investment Adviser to the ASM Fund and the ASM Fund itself. The parties have agreed to settlement terms on the February 8, 1999 suit (Semlitz v. ASM Index 30 Fund, Inc. Vector Index Advisers, Inc., Mutual funds Service Co., and Steven H. Adler). The parties agreed to a full and final settlement on all outstanding claims in the suit filed June 2, 1999 (Gonzalez v. Adler, Vector Advisers, Inc., and ASM Index 30 Fund Inc).


                                 **************

The following should be eliminated from "CLASS A - INITIAL SALES CHARGE (ALL FUNDS)" (pg. 83 of the Prospectus):

"No initial sales charge. This allows 100% of your purchase price to be invested in the Fund."

                                  *************

The following should be added to "CLASS B - CONTINGENT DEFERRED SALES CHARGE (ALL FUNDS EXCEPT THE ORBITEX AMERIGO AND THE ORBITEX CLERMONT FUND)" (pg. 83 of the Prospectus):

"No initial sales charge. This allows 100% of your purchase price to be invested in the Fund."

                                  *************

"CLASS A - INITIAL SALES CHARGE (ALL FUNDS)" (pg. 83 of the Prospectus) is replaced with the following:

CLASS A - INITIAL SALES CHARGE

(ALL FUNDS EXCEPT THE AMERIGO FUND AND CLERMONT FUND)

                                  *************

"CLASS C--LEVEL LOAD (ALL FUNDS EXCEPT THE ORBITEX FOCUS 30 FUND)" (pg. 83 of the Prospectus) is replaced with the following:

CLASS C--LEVEL LOAD

(ALL FUNDS EXCEPT THE ORBITEX FOCUS 30 FUND AND ORBITEX CLERMONT FUND)

                                 **************

CLASSES IN DETAIL- CLASS N (pg. 87 of the Prospectus), the second full paragraph is replaced in its entirety with the following:

Class N shares are offered by the Orbitex Amerigo Fund and the Orbitex Clermont Fund only. Class N Shares are only offered through brokerage platforms under contractual arrangements with Clarke Lanzen Skalla Investment Firm, Inc. ("CLS") or through programs offered by investment advisory representatives under contractual arrangements with CLS.

                                  *************

PURCHASING SHARES (pg. 88 of the Prospectus),

The first paragraph is replaced in its entirety with the following:

Once you have chosen the type of account and a class of shares, you are ready to establish an account. Class A, Class B and Class C Shares of each Fund and Class N Shares of the Amerigo and Clermont Funds are available to investors with a minimum initial investment of $2,500 per Fund for regular accounts and $2,000 for individual retirement accounts. The minimum for subsequent investments is $250.

The fifth full paragraph should be replaced in its entirety with:

The price for Fund shares is the Fund's net asset value per share (NAV) plus any applicable sales charge. We determine the NAV as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day that the Exchange is open. We will price your order at the next NAV calculated after the Fund receives your order. For more information on how we price shares, see "Pricing of Fund Shares" on page 95.

                                  *************

METHOD OF PURCHASE - PURCHASE PROCEDURES - BY TELEPHONE (Chart on pg. 90 of the Prospectus) the last sentence in the paragraph should read as follows:

Effective July 29, 2002, the address in the section entitled "BY EXCHANGE" (pg. 90 of the Prospectus) should read:

         Orbitex Group of Funds
         c/o Orbitex Data Services, Inc.
         4020 South 147th Street
         P.O. Box 542007
         Omaha, NE 68137

                                  *************

"See the discussion of "Telephone Redemptions" on page 92."

                                  *************

METHOD OF REDEMPTION - REDEMPTION PROCEDURES - BY TELEPHONE (Chart on pg. 92 of the Prospectus) the second bullet point is replaced with the following:

     o wish to redeem shares valued at $50,000 or greater or if you ask to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;


Effective July 29, 2002, the address in the section entitled "BY MAIL" (pg. 92 of the Prospectus) should read:

         Orbitex Group of Funds
         c/o Orbitex Data Services, Inc.
         4020 South 147th Street
         P.O. Box 542007
         Omaha, NE 68137

                                  *************

METHOD OF PURCHASE -- PURCHASE PROCEDURES -- BY TELEPHONE (Chart on pg. 90 of the Prospectus) the last sentence in the paragraph should read as follows:

"See the discussion of "Telephone Redemptions" on page 92."

                                  *************

METHOD OF REDEMPTION -- REDEMPTION PROCEDURES -- BY TELEPHONE (Chart on pg. 92 of the Prospectus) the second bullet point is replaced with the following:

     o wish to redeem shares valued at $50,000 or greater or if you ask to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

                                  *************

Effective July 29, 2002, the address in the section entitled "TRANSFERRING REGISTRATION" (pg. 94 of the Prospectus) should read:

         Orbitex Group of Funds
         c/o Orbitex Data Services, Inc.
         4020 South 147th Street
         P.O. Box 542007
         Omaha, NE 68137

                                  *************

Effective July 29, 2002, the address in the section entitled "CLARKE LANZEN SKALLA INVESTMENT FIRM, INC." (pg. 97 of the Prospectus) should read:

         4020 South 147th Street
         P.O. Box 542007
         Omaha, NE 68137

                                  *************

The name in the section entitled "OTHER SERVICE PROVIDERS - ADMINISTRATOR" (pg. 98 of the Prospectus) should read:

         Orbitex Fund Services, Inc.
         150 Motor Parkway,
         Hauppauge, New York 11788

                                  *************

Effective July 29, 2002, the address in the section entitled "OTHER SERVICE PROVIDERS-DISTRIBUTOR" (pg. 98 of the Prospectus) should read:

         Orbitex Funds Distributor, Inc.
         One Station Place, Ste. 632
         Stamford, CT 06902

                                  *************

Effective July 29, 2002, the address in the section entitled "OTHER SERVICE PROVIDERS-TRANSFER AND DIVIDEND DISBURSING AGENT" (pg. 98 of the Prospectus) should read:

         Orbitex Data Services, Inc.
         4020 South 147th Street
         P.O. Box 542007
         Omaha, NE 68137

                                  *************

Effective July 29, 2002, the address in the section entitled "THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS:" (pg. 118 of the Prospectus) should read:

         Orbitex Group of Funds
         c/o Orbitex Data Services, Inc.
         4020 South 147th Street
         P.O. Box 542007
         Omaha, NE 68137
         1-888-ORBITEX (OR 1-888-672-4839)
         www.orbitexfunds.com





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